Offerings	Jan. 28, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Amount Registered | shares	9,102,500
Proposed Maximum Offering Price per Unit	16.00
Maximum Aggregate Offering Price	$ 145,640,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 20,112.88
Offering Note	(1a) Includes 2,002,250 shares of common stock that may be sold if the underwriters exercise their option to purchase additional shares of common stock. (1b) Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Amount Registered | shares	6,250,000
Proposed Maximum Offering Price per Unit	16.00
Maximum Aggregate Offering Price	$ 100,000,000.00
Amount of Registration Fee	$ 13,810.00
Offering Note	See note (1a) See note (1b) (2a) The Registrant previously paid a registration fee of $13,810.00 in connection with the previous filing of this Registration Statement. (2b) This Maximum Aggregate Offering Price was originally registered under Rule 457(o) and is now converted to Rule 457(a).